Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Compensation Committee typically grants equity-based awards, including restricted stock awards and performance share awards, to our executive officers and other employees on an annual grant cycle in March of each year and may also make off cycle awards from time to time on an as-needed basis. Awards to our directors are made following the annual meeting of shareholders. The Compensation Committee does not currently grant stock options or stock appreciation rights. The Company does not time the disclosure of material non-public information for the purpose of affecting the value of executive compensation, and it is the Compensation Committee’s practice to generally avoid granting equity awards during periods in which there is undisclosed material non-public information about the Company.

Award Timing Method	The Company does not time the disclosure of material non-public information for the purpose of affecting the value of executive compensation, and it is the Compensation Committee’s practice to generally avoid granting equity awards during periods in which there is undisclosed material non-public information about the Company.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Company does not time the disclosure of material non-public information for the purpose of affecting the value of executive compensation, and it is the Compensation Committee’s practice to generally avoid granting equity awards during periods in which there is undisclosed material non-public information about the Company.
MNPI Disclosure Timed for Compensation Value	false